Fair Value (Tables)	12 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value by Level on Recurring Basis	The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2021 and 2022:

At March 31, 2021	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥18,439,146	¥13,165,127	¥756,413	¥32,360,686
Debt securities
Japanese national government and Japanese government agency bonds	6,800,379	401,454	—	7,201,833
Japanese prefectural and municipal bonds	—	193,936	—	193,936
Foreign government and official institution bonds	9,508,030	450,443	1,280	9,959,753
Corporate bonds	5,123	2,706,611	77	2,711,811
Residential mortgage-backed securities	27	6,166,313	1,000	6,167,340
Asset-backed securities	—	1,045,706	336,811	1,382,517
Other debt securities	—	—	277,635	277,635
Commercial paper	—	1,001,233	—	1,001,233
Equity securities(2)	2,125,587	1,199,431	139,610	3,464,628
Trading derivative assets	136,515	11,774,865	70,058	11,981,438
Interest rate contracts	23,906	7,673,031	21,018	7,717,955
Foreign exchange contracts	929	3,896,713	12,520	3,910,162
Equity contracts	111,680	113,586	6,309	231,575
Commodity contracts	—	1	26,896	26,897
Credit derivatives	—	91,534	2,354	93,888
Other(7)	—	—	961	961
Investment securities:
Available-for-sale debt securities	34,010,613	12,817,584	289,616	47,117,813
Japanese national government and Japanese government agency bonds	32,073,409	3,199,802	—	35,273,211
Japanese prefectural and municipal bonds	—	3,731,513	—	3,731,513
Foreign government and official institution bonds	1,937,204	973,041	16,718	2,926,963
Corporate bonds	—	1,134,108	162	1,134,270
Residential mortgage-backed securities	—	1,467,115	15	1,467,130
Commercial mortgage-backed securities	—	462,966	1,599	464,565
Asset-backed securities	—	1,247,565	136,920	1,384,485
Other debt securities	—	37,376	134,202	171,578
Commercial paper	—	564,098	—	564,098
Equity securities	5,530,077	229,415	45,569	5,805,061
Marketable equity securities	5,530,077	229,415	—	5,759,492
Nonmarketable equity securities(3)	—	—	45,569	45,569
Other(4)	1,202,230	42,687	18,784	1,263,701
Total	¥59,318,581	¥38,029,678	¥1,180,440	¥98,528,699

At March 31, 2021	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥260,149	¥989	¥—	¥261,138
Trading derivative liabilities	150,750	11,560,634	45,031	11,756,415
Interest rate contracts	10,696	7,343,594	6,839	7,361,129
Foreign exchange contracts	977	4,015,927	5,237	4,022,141
Equity contracts	139,077	92,655	5,686	237,418
Commodity contracts	—	1	26,959	26,960
Credit derivatives	—	108,457	83	108,540
Other(7)	—	—	227	227
Obligation to return securities received as collateral(5)	6,484,452	97,307	—	6,581,759
Other(6)	—	558,553	(2,212)	556,341
Total	¥6,895,351	¥12,217,483	¥42,819	¥19,155,653

At March 31, 2022	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥17,170,976	¥13,998,654	¥797,997	¥31,967,627
Debt securities
Japanese national government and Japanese government agency bonds	7,927,707	344,034	—	8,271,741
Japanese prefectural and municipal bonds	—	132,097	—	132,097
Foreign government and official institution bonds	7,606,345	471,163	1,711	8,079,219
Corporate bonds	3,198	2,664,869	683	2,668,750
Residential mortgage-backed securities	—	6,792,386	—	6,792,386
Commercial mortgage-backed securities	—	7,402	—	7,402
Asset-backed securities	—	1,210,875	315,231	1,526,106
Other debt securities	—	—	313,166	313,166
Commercial paper	—	1,271,921	—	1,271,921
Equity securities(2)	1,633,726	1,103,907	167,206	2,904,839
Trading derivative assets	201,860	10,204,531	115,040	10,521,431
Interest rate contracts	121,584	5,268,790	54,309	5,444,683
Foreign exchange contracts	2,514	4,788,739	9,560	4,800,813
Equity contracts	77,762	47,207	25,979	150,948
Commodity contracts	—	88	21,984	22,072
Credit derivatives	—	99,707	2,808	102,515
Other(7)	—	—	400	400
Investment securities:
Available-for-sale debt securities	32,672,696	12,912,810	212,936	45,798,442
Japanese national government and Japanese government agency bonds	30,989,319	3,338,445	—	34,327,764
Japanese prefectural and municipal bonds	—	4,146,144	—	4,146,144
Foreign government and official institution bonds	1,683,377	936,076	11,890	2,631,343
Corporate bonds	—	1,087,059	3,089	1,090,148
Residential mortgage-backed securities	—	900,392	15	900,407
Asset-backed securities	—	1,464,041	124,379	1,588,420
Other debt securities	—	30,016	73,563	103,579
Commercial paper	—	1,010,637	—	1,010,637
Equity securities	4,834,102	152,041	55,883	5,042,026
Marketable equity securities	4,834,102	152,041	—	4,986,143
Nonmarketable equity securities(3)	—	—	55,883	55,883
Other(4)	1,434,046	38,574	4,912	1,477,532
Assets held for sale	421,450	2,791,372	78,521	3,291,343
Investment securities	409,618	2,713,377	65,262	3,188,257
Other	11,832	77,995	13,259	103,086
Total	¥56,735,130	¥40,097,982	¥1,265,289	¥98,098,401

At March 31, 2022	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥57,371	¥2,455	¥—	¥59,826
Trading derivative liabilities	217,570	10,697,699	43,951	10,959,220
Interest rate contracts	19,841	5,615,033	16,816	5,651,690
Foreign exchange contracts	4,017	4,901,054	2,097	4,907,168
Equity contracts	193,712	80,806	2,559	277,077
Commodity contracts	—	—	22,029	22,029
Credit derivatives	—	100,806	79	100,885
Other(7)	—	—	371	371
Obligation to return securities received as collateral(5)	6,670,482	155,733	—	6,826,215
Other(6)	—	525,135	16,463	541,598
Liabilities held for sale	852	50,744	1,603	53,199
Other	852	50,744	1,603	53,199
Total	¥6,946,275	¥11,431,766	¥62,017	¥18,440,058

Notes:
(1)Includes securities measured under the fair value option.
(2)Excludes certain investments valued at net asset value of private equity funds whose fair values were ¥102,255 million and ¥179,278 million at March 31, 2021 and 2022, respectively. The amounts of unfunded commitments related to these private equity funds were ¥97,413 million and ¥110,360 million at March 31, 2021 and 2022, respectively.
(3)Excludes certain investments valued at net asset value of real estate funds and private equity and other funds whose fair values at March 31, 2021 were ¥27,395 million and ¥34,390 million, respectively, and those at March 31, 2022 were ¥30,142 million and ¥39,462 million, respectively. The amounts of unfunded commitments related to these real estate funds and private equity and other funds at March 31, 2021 were ¥1,006 million and ¥4,758 million, respectively, and those at March 31, 2022 were ¥1,011 million and nil, respectively.
(4)Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions and money in trust for segregating cash deposited by customers on security transactions.
(5)Included in Other liabilities.
(6)Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
(7)Includes certain derivatives such as earthquake derivatives.
Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs	Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable inputs used in the valuation techniques.

	March 31, 2020	Total gains (losses) for the period											March 31, 2021	Change in unrealized gains (losses) for assets and liabilities still held at March 31, 2021
		Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥525,946	¥21,730	(2)	¥—	¥352,917	¥—	¥(189,980)	¥(117,399)	¥190,391		¥(27,192)		¥756,413	¥23,477	(2)
Debt securities
Foreign government and official institution bonds	1,052	625		—	49,637	—	(49,927)	(59)	—		(48)		1,280	159
Corporate bonds	144	31		—	82	—	(180)	—	—		—		77	(5)
Residential mortgage-backed securities	—	—		—	51,533	—	(50,533)	—	—		—		1,000	—
Asset-backed securities	416,259	12,808		—	106,308	—	(83,700)	(114,864)	—		—		336,811	16,309
Other debt securities	6,651	11,096		—	69,499	—	—	—	190,389	(8)	—		277,635	11,096
Equity securities	101,840	(2,830)		—	75,858	—	(5,640)	(2,476)	2		(27,144)	(8)	139,610	(4,082)
Trading derivatives—net	3,477	45,361	(2)	(104)	597	(653)	—	(20,689)	(2,159)		(803)		25,027	31,184	(2)
Interest rate contracts—net	(750)	14,401		(32)	—	—	—	1,405	(99)		(746)		14,179	11,807
Foreign exchange contracts—net	5,005	3,743		(128)	—	—	—	140	(1,480)		3		7,283	3,812
Equity contracts—net	(4,222)	27,299		55	3	—	—	(21,944)	(580)		12		623	15,660
Commodity contracts—net	(65)	1		1	—	—	—	—	—		—		(63)	1
Credit derivatives—net	2,727	(166)		—	—	—	—	(290)	—		—		2,271	(182)
Other—net(9)	782	83		—	594	(653)	—	—	—		(72)		734	86
Investment securities:
Available-for-sale debt securities	274,930	6,710	(3)	(14,559)	308,672	—	(11)	(276,234)	70		(9,962)		289,616	(2,779)	(3)
Foreign government and official institution bonds	15,767	—		(888)	3,518	—	—	(1,679)	—		—		16,718	473
Corporate bonds	10,108	(8)		(1)	—	—	—	(45)	70		(9,962)	(5)	162	(10)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	1,977	—		(346)	—	—	(11)	(21)	—		—		1,599	(163)
Asset-backed securities	140,875	6,718		(7,958)	267,767	—	—	(270,482)	—		—		136,920	(4,047)
Other debt securities	106,188	—		(5,366)	37,387	—	—	(4,007)	—		—		134,202	968
Equity securities	39,963	(3,231)	(3)	—	10,481	—	(1,725)	—	285		(204)		45,569	(4,150)	(3)
Nonmarketable equity securities	39,963	(3,231)		—	10,481	—	(1,725)	—	285		(204)		45,569	(4,150)
Other	36,701	(18,626)	(7)	(1,349)	2,346	—	(18)	(270)	—		—		18,784	(18,620)	(7)
Total	¥881,017	¥51,944		¥(16,012)	¥675,013	¥(653)	¥(191,734)	¥(414,592)	¥188,587		¥(38,161)		¥1,135,409	¥29,112
Liabilities
Other	¥6,606	¥(32,946)	(4)	¥937	¥—	¥5,336	¥—	¥(27,823)	¥(7,686)	(6)	¥(10,654)	(6)	¥(2,212)	¥(17,043)	(4)
Total	¥6,606	¥(32,946)		¥937	¥—	¥5,336	¥—	¥(27,823)	¥(7,686)		¥(10,654)		¥(2,212)	¥(17,043)

	March 31, 2021	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3(10)		Transfers out of Level 3(10)		March 31, 2022	Change in unrealized gains (losses) for assets and liabilities still held at March 31, 2022
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥756,413	¥41,919	(2)	¥—	¥458,395	¥—	¥(197,245)	¥(262,150)	¥665		¥—		¥797,997	¥40,113	(2)
Debt securities
Foreign government and official institution bonds	1,280	287		—	31,591	—	(31,432)	(15)	—		—		1,711	47
Corporate bonds	77	(68)		—	126	—	(100)	—	648		—		683	(69)
Residential mortgage-backed securities	1,000	(2)		—	97,197	—	(98,176)	(19)	—		—		—	—
Asset-backed securities	336,811	26,692		—	270,974	—	(67,500)	(251,746)	—		—		315,231	27,693
Other debt securities	277,635	14,179		—	21,352	—	—	—	—		—		313,166	14,179
Equity securities	139,610	831		—	37,155	—	(37)	(10,370)	17		—		167,206	(1,737)
Trading derivatives—net	25,027	23,754	(2)	1,882	51	(674)	—	(16,312)	41,076		(3,715)		71,089	46,149	(2)
Interest rate contracts—net	14,179	(25,977)		824	—	—	—	9,696	39,609	(5)	(838)		37,493	4,410
Foreign exchange contracts—net	7,283	2,403		206	21	—	—	1,833	1,467		(5,750)		7,463	(1,640)
Equity contracts—net	623	46,579		858	30	—	—	(27,543)	—		2,873		23,420	42,546
Commodity contracts—net	(63)	30		(6)	—	—	—	(6)	—		—		(45)	30
Credit derivatives—net	2,271	750		—	—	—	—	(292)	—		—		2,729	819
Other—net(9)	734	(31)		—	—	(674)	—	—	—		—		29	(16)
Investment securities:
Available-for-sale debt securities	289,616	277	(3)	25,143	236,786	—	—	(287,747)	15,651		(66,790)		212,936	12,545	(3)
Foreign government and official institution bonds	16,718	—		607	5,163	—	—	(5,964)	—		(4,634)		11,890	87
Corporate bonds	162	(328)		68	557	—	—	(114)	2,854		(110)		3,089	(265)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	1,599	—		104	—	—	—	(524)	—		(1,179)		—	—
Asset-backed securities	136,920	580		14,066	231,039	—	—	(258,226)	—		—		124,379	6,651
Other debt securities	134,202	25		10,298	27	—	—	(22,919)	12,797	(8)	(60,867)		73,563	6,072
Equity securities	45,569	5,856	(3)	—	9,899	—	(3,113)	—	130		(2,458)		55,883	3,960	(3)
Nonmarketable equity securities	45,569	5,856		—	9,899	—	(3,113)	—	130		(2,458)		55,883	3,960
Other	18,784	(402)	(7)	1,049	2,369	—	(4,612)	(202)	—		(12,074)		4,912	1,245	(7)
Assets held for sale	—	(2,589)	(11)	4,234	770	—	—	(4,247)	78,750		—		76,918	1,461	(11)
Investment securities	—	(963)		3,791	1	—	—	(4,247)	66,680		—		65,262	5,737
Other	—	(1,626)		443	769	—	—	—	12,070		—		11,656	(4,276)
Total	¥1,135,409	¥68,815		¥32,308	¥708,270	¥(674)	¥(204,970)	¥(570,658)	¥136,272		¥(85,037)		¥1,219,735	¥105,473
Liabilities
Other	¥(2,212)	¥8,315	(4)	¥(3,080)	¥—	¥36,535	¥—	¥(19,361)	¥5,364	(6)	¥1,372	(6)	¥16,463	¥15,532	(4)
Total	¥(2,212)	¥8,315		¥(3,080)	¥—	¥36,535	¥—	¥(19,361)	¥5,364		¥1,372		¥16,463	¥15,532

Notes:
(1)Includes Trading securities measured under the fair value option.
(2)Included in Trading account profits (losses)—net and Foreign exchange gains (losses)—net.
(3)Included in Investment securities gains (losses)—net and Other comprehensive income—net.
(4)Included in Trading account profits (losses)—net.
(5)Transfers into Level 3 for Interest rate contracts—net were mainly caused by changes in the impact of unobservable input to the entire fair value measurement. Unobservable input includes loss given default. Transfers out of Level 3 for Corporate bonds were due to changes in the impact of unobservable credit worthiness inputs to the entire fair value measurement of the private placement bonds issued by Japanese non-public companies. Unobservable credit worthiness inputs include probability of default based on credit ratings of the bond issuers and loss given default.
(6)Transfers into (out of) Level 3 for long-term debt in Other were mainly caused by the decrease (increase) in the observability of the key inputs to the valuation models and a corresponding increase (decrease) in the significance of the unobservable inputs.
(7)Included in Fees and commissions income and Other non-interest income.
(8)Transfers relate to the reclassification of certain securities.
(9)Includes certain derivatives such as earthquake derivatives.
(10)Includes the reclassification of assets and liabilities in transferred business of MUFG Union Bank to assets and liabilities held for sale.
(11)Included in Investment securities gains (losses)—net, Trading account profits (losses)—net, Fees and commissions income and Other comprehensive income—net.
Quantitative Information about Level 3 Fair Value Measurements
The following tables present information on the valuation techniques, significant unobservable inputs and their ranges for each major category of assets and liabilities measured at fair value on a recurring basis and classified in Level 3:

At March 31, 2021	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign government and official institution bonds	¥16,718	Return on equity method	Probability of default	0.2%~1.8%	0.5%
			Recovery rate	35.0%~90.0%	66.9%
			Market-required return on capital	8.0%~10.0%	10.0%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	89,607	Discounted cash flow	Probability of default	4.3%~4.9%	4.7%
			Recovery rate	78.0%~96.6%	90.6%
	279,547	Internal model(4)	Asset correlations	3.0%	3.0%
			Discount factor	1.3%~1.6%	1.3%
			Prepayment rate	18.3%	18.3%
			Probability of default	0.0%~83.7%	—	(3)
			Recovery rate	57.4%	57.4%
Other debt securities	313,895	Discounted cash flow	Liquidity premium	1.0%~3.2%	2.9%
	79,541	Return on equity method	Probability of default	0.0%~8.0%	0.4%
			Recovery rate	60.0%~90.0%	78.8%
			Market-required return on capital	8.0%~10.0%	10.0%

At March 31, 2021	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	12,841	Option model	Correlation between interest rates	30.0%~61.9%	44.8%
			Correlation between interest rate and foreign exchange rate	15.1%~60.0%	41.6%
			Volatility	0.0%~100.0%	65.0%
Foreign exchange contracts—net	7,283	Option model	Correlation between interest rates	10.0%~70.0%	51.0%
			Correlation between interest rate and foreign exchange rate	0.0%~60.0%	38.9%
			Correlation between foreign exchange rates	50.0%~70.6%	66.4%
			Volatility	9.5%~22.1%	13.7%
Equity contracts—net	(4,597)	Option model	Correlation between foreign exchange rate and equity	(58.4)%~55.0%	26.2%
			Correlation between equities	15.0%~95.0%	54.0%
			Volatility	27.5%~40.0%	31.8%
	5,557	Discounted cash flow	Term of litigation	0.0 year ~1.2 years	0.6 year

At March 31, 2022	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted average(2)
	(in millions)
Assets
Trading securities, Investment securities and Other assets:
Foreign government and official institution bonds	¥17,297	Return on equity method	Probability of default	0.2%~1.8%	0.5%
			Recovery rate	35.0%~70.0%	64.4%
			Market-required return on capital	10.0%	10.0%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	98,325	Discounted cash flow	Recovery rate	100.0%	100.0%
	238,864	Internal model(4)	Asset correlations	3.0%	3.0%
			Discount factor	0.6%~1.0%	0.9%
			Prepayment rate	29.0%	29.0%
			Probability of default	0.0%~85.4%	—	(3)
			Recovery rate	69.9%	69.9%
Other debt securities	369,445	Discounted cash flow	Liquidity premium	0.9%~3.2%	2.8%
	58,677	Return on equity method	Probability of default	0.1%~8.0%	0.4%
			Recovery rate	60.0%~90.0%	82.7%
			Market-required return on capital	8.0%~10.0%	9.9%

At March 31, 2022	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	35,195	Option model	Correlation between interest rates	30.0%~62.9%	45.6%
			Correlation between interest rate and foreign exchange rate	15.3%~60.0%	41.0%
			Volatility	0.0%~100.0%	61.9%
Foreign exchange contracts—net	7,463	Option model	Correlation between interest rates	10.0%~70.0%	51.5%
			Correlation between interest rate and foreign exchange rate	0.0%~60.0%	37.4%
			Correlation between foreign exchange rates	50.0%~70.6%	66.4%
			Volatility	9.0%~21.7%	13.3%
Equity contracts—net	772	Option model	Correlation between foreign exchange rate and equity	(58.4)%~55.0%	23.1%
			Correlation between equities	2.4%~95.0%	51.4%
			Volatility	26.0%~38.0%	31.8%
	22,648	Discounted cash flow	Term of litigation	1.8 years	1.8 years

Notes:
(1)The fair value as of March 31, 2021 and 2022 excludes the fair value of investments valued using vendor prices.
(2)Weighted average is calculated by weighing each input by the relative fair value of the respective financial instruments for investment securities. Median is used for derivative instruments.
(3)See “Probability of default” in “Changes in and range of unobservable inputs.”
(4)For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities.”

Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level	The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2021 and 2022:

	2021				2022
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets(3)
Investment securities(1)(2)	¥—	¥32,421	¥8,357	¥40,778	¥—	¥9,839	¥11,158	¥20,997
Loans	2,667	5,125	255,676	263,468	2,175	3,153	236,622	241,950
Loans held for sale	—	—	52,159	52,159	—	—	42,994	42,994
Collateral dependent loans	2,667	5,125	203,517	211,309	2,175	3,153	193,628	198,956
Premises and equipment	—	—	15,243	15,243	—	—	17,301	17,301
Intangible assets	—	—	2,421	2,421	—	—	359	359
Goodwill	—	—	132,976	132,976	—	—	—	—
Other assets	111,626	33,840	24,512	169,978	11,880	—	17,282	29,162
Investments in equity method investees(1)	111,626	33,840	8,384	153,850	11,880	—	1,035	12,915
Other	—	—	16,128	16,128	—	—	16,247	16,247
Assets held for sale	—	—	—	—	—	—	255,002	255,002
Loans held for sale	—	—	—	—	—	—	255,002	255,002
Total	¥114,293	¥71,386	¥439,185	¥624,864	¥14,055	¥12,992	¥537,724	¥564,771

Notes:
(1)Excludes certain investments valued at net asset value of ¥24,319 million and ¥26,644 million at March 31, 2021 and 2022, respectively. The unfunded commitments related to these investments are ¥19,101 million and ¥22,197 million at March 31, 2021 and 2022, respectively. These investments are in private equity funds.
(2)Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.
(3)In addition to the above table, the assets and liabilities of MUFG Union Bank, which will be transferred to U.S. Bancorp, were reclassified as held for sale. As a result, the disposal group was measured at fair value less expected costs to sell which was lower than its carrying amount. The amount of the fair value is ¥1,992,632 million as of March 31, 2022 and classified in Level 3 based on the transaction's expected consideration.

Losses (Gains) Recorded as a Result of Changes in Fair Value Measured on a Nonrecurring Basis
The following table presents losses (gains) recorded as a result of changes in the fair value of assets measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2021 and 2022:

	2021	2022
	(in millions)
Investment securities	¥(16,522)	¥1,232
Loans	116,849	30,638
Loans held for sale	959	1,893
Collateral dependent loans	115,890	28,745
Premises and equipment	11,548	5,701
Intangible assets	19,200	10,412
Goodwill	147,564	—
Other assets	111,374	27,268
Investments in equity method investees	53,758	6,949
Other	57,616	20,319
Assets held for sale	—	3,165
Loans held for sale	—	3,165
Total(1)	¥390,013	¥78,416

Note:
(1)In addition to the above table, the assets and liabilities of MUFG Union Bank, which will be transferred to U.S. Bancorp, were reclassified as held for sale. As a result, the disposal group was measured at fair value less expected costs to sell which was lower than its carrying amount. The impairment of assets held for sale was ¥134,141 million for the fiscal year ended March 31,2022.

Gains (Losses) Related to Instruments for which Fair Value Option was Elected
The following table presents the gains or losses recorded for the fiscal years ended March 31, 2020, 2021 and 2022 related to the eligible instruments for which the MUFG Group elected the fair value option:

	2020			2021			2022
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities	¥837,832	¥(596,017)	¥241,815	¥(370,238)	¥723,505	¥353,267	¥(984,605)	¥1,752,995	¥768,390
Total	¥837,832	¥(596,017)	¥241,815	¥(370,238)	¥723,505	¥353,267	¥(984,605)	¥1,752,995	¥768,390
Financial liabilities:
Other short-term borrowings(1)	¥5,194	¥—	¥5,194	¥(6,484)	¥—	¥(6,484)	¥5,552	¥—	¥5,552
Long-term debt(1)	(8,087)	—	(8,087)	1,523	—	1,523	50,082	—	50,082
Total	¥(2,893)	¥—	¥(2,893)	¥(4,961)	¥—	¥(4,961)	¥55,634	¥—	¥55,634

Note:
(1)Changes in the value attributable to the instrument-specific credit risk related to those financial liabilities were not material.
Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding
The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2021 and 2022 for long-term debt instruments for which the fair value option has been elected:

	2021			2022
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial liabilities:
Long-term debt	¥420,227	¥402,823	¥(17,404)	¥511,851	¥483,051	¥(28,800)
Total	¥420,227	¥402,823	¥(17,404)	¥511,851	¥483,051	¥(28,800)

Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on a Recurring Basis on Consolidated Balance Sheets by Level
The following is a summary of carrying amounts and estimated fair values by level within the fair value hierarchy of financial instruments which are not carried at fair value on a recurring basis in the accompanying consolidated balance sheets as of March 31, 2021 and 2022:

	Carrying amount	Estimated fair value
At March 31, 2021		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥49,977	¥49,977	¥49,977	¥—	¥—
Interest-earning deposits in other banks	53,347	53,347	—	53,347	—
Call loans and funds sold	1,256	1,256	—	1,256	—
Receivables under resale agreements	13,780	13,780	—	13,780	—
Receivables under securities borrowing transactions	3,370	3,370	—	3,370	—
Investment securities	3,904	3,939	1,123	780	2,036
Loans, net of allowance for credit losses(1)	114,350	115,709	3	298	115,408
Other financial assets(2)	8,108	8,108	—	8,108	—
Financial liabilities:
Deposits
Non-interest-bearing	¥38,521	¥38,521	¥—	¥38,521	¥—
Interest-bearing	190,695	190,712	—	190,712	—
Total deposits	229,216	229,233	—	229,233	—
Call money and funds purchased	2,354	2,354	—	2,354	—
Payables under repurchase agreements	24,568	24,568	—	24,568	—
Payables under securities lending transactions	843	843	—	843	—
Due to trust account and other short-term borrowings	17,883	17,883	—	17,883	—
Long-term debt	34,773	35,042	—	35,042	—
Other financial liabilities	7,027	7,027	—	7,027	—

	Carrying amount	Estimated fair value
At March 31, 2022		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥50,972	¥50,972	¥50,972	¥—	¥—
Interest-earning deposits in other banks	58,848	58,848	—	58,848	—
Call loans and funds sold	1,316	1,316	—	1,316	—
Receivables under resale agreements	12,503	12,503	—	12,503	—
Receivables under securities borrowing transactions	4,496	4,496	—	4,496	—
Investment securities	4,595	4,606	1,758	460	2,388
Loans, net of allowance for credit losses(1)	111,669	112,391	2	245	112,144
Other financial assets(2)	9,207	9,207	—	9,207	—
Financial liabilities:
Deposits
Non-interest-bearing	¥36,496	¥36,496	¥—	¥36,496	¥—
Interest-bearing	188,112	188,080	—	188,080	—
Total deposits	224,608	224,576	—	224,576	—
Call money and funds purchased	2,416	2,416	—	2,416	—
Payables under repurchase agreements	27,726	27,726	—	27,726	—
Payables under securities lending transactions	1,022	1,022	—	1,022	—
Due to trust account and other short-term borrowings	22,728	22,728	—	22,728	—
Long-term debt	34,245	33,974	—	33,974	—
Other financial liabilities	7,560	7,560	—	7,560	—

Notes:
(1)Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(2)Excludes investments in equity method investees of ¥2,560 billion and ¥3,067 billion at March 31, 2021 and 2022, respectively.